Expense Example	May 01, 2026 USD ($)
Kurv Nvidia (NVDA) Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Kurv Meta (META) Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 315